Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Earnings Per Share [Abstract]
Profit/(Loss) for the year available to common shareholders other than Minority Interest (in Dollars)	$ 648,972	$ 1,935,114	$ (1,281,940)
Weighted average number of common shares (in Shares)	5,217,838		646,012
Par value	$ 0.01		$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	0.12		(1.98)
Diluted earnings/(loss) per common share	$ 0.12		$ (1.98)